COMMITMENTS AND CONTINGENCIES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Short-term bank loans	$ 13,953,020	¥ 99,950,000	$ 16,166,000	¥ 118,000,000
Total future lease payments	204,490
Lease payment, Payment Due by Period Less than 1 Year	115,481
Lease payment, 1-3 Years	89,009
Total long-term loan	8,405,830
Long term loan, Payment Due by Period Less than 1 Year	2,591,659
Long term loan, 1-3 Years	5,814,171
Total	22,563,340
Total, Payment Due by Period Less than 1 Year	16,660,160
Total, 1-3 Years	$ 5,903,180